Fair Value Measurements (Details) - Schedule of key inputs into the Monte Carlo simulation - $ / shares						3 Months Ended	6 Months Ended	12 Months Ended
		May 09, 2022	Apr. 27, 2022	Apr. 04, 2022	Mar. 23, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate							3.02%	1.30%
Expected term remaining (years)							5 years 4 months 2 days	5 years 6 months
Expected volatility							7.40%	7.60%
Stock price (in Dollars per share)							$ 10.25	$ 10.02
Subscription Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		2.92%	2.80%	2.57%	2.33%	2.33%	3.00%
Market debt rate	[1]	7.49%	6.75%	6.09%			9.50%
Expected term remaining (years)		4 years 6 months 21 days	4 years 7 months 6 days	4 years 7 months 28 days	4 years 5 months 8 days	4 years 5 months 8 days	4 years 5 months 1 day
Expected volatility		1.00%	1.00%	1.00%	2.50%	2.40%	1.00%
Stock price (in Dollars per share)		$ 10.22	$ 10.22	$ 10.17	$ 10.08	$ 10.08	$ 10.25

[1]	The Company revised its valuation technique to incorporate the market debt rate as a significant input to the Monte Carlo simulation for the valuation of the Subscription Warrants as of June 30, 2022, May 9, 2022, April 27, 2022, and April 4, 2022. In the case that the Subscription Warrants were exercised, the risk-free interest rate was used. In the case that the put option was exercised, the market debt rate was used. The risk-free interest rate was used in both scenarios in the Monte Carlo simulation for the valuation of the Subscription Warrants as of March 23, 2022 and March 21, 2022.